Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience of buying rate	$ 1.3445					$ 1
Allowance for expected credit losses	358,426	$ 266,587	$ 68,436		$ 214,169
Reversal inventories write-down			56,415		256,919
Percentage of bear interest	5.00%	5.00%
Deferred offering costs			1,560,933
Impairment of long-lived assets (in Dollars)
Percentage of remaining economic life of underlying asset	75.00%	75.00%
Lease economic life of underlying asset	25.00%	25.00%
Fair value of underlying asset	90.00%	90.00%
Operating lease ROU	$ 4,420,627		4,522,524			3,287,934
Remeasurement to operating lease	27,127	$ 20,176	294,927
Net of revenue	74,328	55,547	83,659		106,263
Selling and marketing expenses	4,798,465	3,568,959	3,423,531		2,104,824
Research and development expenses	$ 156,947	$ 116,733	$ 76,386		$ 83,684
Tax benefit	50.00%	50.00%
Dilutive shares	no	no
Reportable segment	1	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses	$ 358,426	$ 266,587	$ 68,436
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Selling and marketing expenses	4,798,465	3,568,959
Research and Development Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expenses	156,947	$ 116,733
Operating Lease Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU	24,631		301,953			18,320
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Grants received	$ 28,192		136,827		$ 100,556	$ 20,968
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	2 years					2 years
Date of issuance	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	3 years					3 years
Date of issuance	120 days	120 days
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 1,560,933				$ 1,158,392